MARKETABLE SECURITIES (Schedule of Marketable Securities Calssified as Available-for-sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair value	$ 456,515	$ 289,927
Less Than A Year [Member]
Amortized cost	208,917	289,407
Gross unrealized gains	594	568
Gross unrealized losses	(49)	(48)
Fair value	209,462	289,927
Government and corporate debentures - fixed interest rate Less Than A Year [Member]
Amortized cost	196,408	244,434
Gross unrealized gains	583	526
Gross unrealized losses	(49)	(48)
Fair value	196,942	244,912
Government Sponsored Enterprises Less Than A Year [Member]
Amortized cost	2,501	10,006
Gross unrealized gains	1	32
Gross unrealized losses	0	0
Fair value	2,502	10,038
Government and corporate debentures - floating interest rate Less Than A Year[Member]
Amortized cost	10,008	34,967
Gross unrealized gains	10	10
Gross unrealized losses	0	0
Fair value	10,018	34,977
More Than A Year Through Five Years [Member]
Amortized cost	322,938	533,115
Gross unrealized gains	240	3,912
Gross unrealized losses	(1,718)	(150)
Fair value	321,460	536,877
Government and corporate debentures - fixed interest rate More Than A Year Through Five Years [Member]
Amortized cost	303,429	494,520
Gross unrealized gains	239	3,821
Gross unrealized losses	(1,636)	(143)
Fair value	302,032	498,198
Government-sponsored enterprises More Than A Year Through Five Years [Member]
Amortized cost	16,460	21,264
Gross unrealized gains	0	67
Gross unrealized losses	(79)	0
Fair value	16,381	21,331
Government and corporate debentures - floating interest rate More Than A Year Through Five Years [Member]
Amortized cost	3,049	17,331
Gross unrealized gains	1	24
Gross unrealized losses	(3)	(7)
Fair value	$ 3,047	$ 17,348